Consolidated Balance Sheets (Parentheticals) (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement Of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 5.00	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	342,219	342,219	376,387
Preferred stock, shares outstanding	342,219	342,219	376,387
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	65,000,000	65,000,000	65,000,000
Common stock, shares issued	52,015,322	35,015,322	21,148,862
Common stock, shares outstanding	52,015,322	35,015,322	21,148,862
Unamortized issuance costs	$ 1,121,730